NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Payable [Abstract]
Schedule of notes payable

Our notes payable consisted of the following:

	September 30, 2016	December 31, 2015
Note payable - WeedMD	$—	$175,000
Note payable - Slainte Ventures, LLC	600,000	600,000
Total notes payable	$600,000	$775,000

	December 31,
	2015	2014
Note payable - WeedMD	$175,000	$175,000
Note payable – Slainte	600,000	600,000
Total notes payable	$775,000	$775,000

Schedule of variables used in assessing fair value

These warrants are accounted for as a liability under ASC 815. The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	September 30, 2016	December 31, 2015
Expected life (years)	5.0	4.96
Risk-free interest rate	1.41%	1.21%
Expected volatility	226%	227%

Risk-free interest rate	0.43% – 0.72%
Dividend yield	—
Volatility	146% – 172%
Expected life in years	1.72 – 2.09
Exercise price	$3.00